Discontinued operations - Results of discontinued operation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 30,621	$ 21,743	$ 13,164
Direct costs	(15,221)	(12,913)	(9,546)
Gross profit	15,400	8,830	3,618
Other income and other net gains	2,745	4,507	430
Selling and distribution expenses	(8,636)	(8,243)	(4,738)
Research and development expenses	(10,923)	(11,662)	(5,989)
Administrative and other operating expenses	(46,730)	(41,438)	(59,343)
Operating loss from continuing operations	(48,144)	(51,906)	(66,022)
Other finance costs	(203)	(120)	(3,995)
Profit/(loss) from discontinued operation before taxation	(57,702)	(56,669)	(225,821)
Income tax credit	0	117	(7,392)
Profit/(loss) from discontinued operation, net of tax	$ 22	$ (8,377)	$ 35,122
Earnings/(loss) per share
Basic (in US Dollar per share)	$ 0	$ (0.74)	$ 6.93
Diluted (in US Dollar per share)	$ 0	$ (0.74)	$ 6.93
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 97	$ 13,462	$ 262,597
Direct costs	(39)	(7,357)	(134,661)
Gross profit	58	6,105	127,936
Other income and other net gains	46	290	(25)
Selling and distribution expenses	0	(632)	(8,563)
Research and development expenses	0	(1,189)	(9,530)
Restructuring costs	0	0	(30,379)
Administrative and other operating expenses	(82)	(12,946)	(36,722)
Operating loss from continuing operations	22	(8,372)	42,717
Other finance costs	0	(122)	(203)
Profit/(loss) from discontinued operation before taxation	$ 22	$ (8,494)	$ 42,514